Supplemental Disclosures Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Accounts receivable	$ (31.8)	$ 89.8
Prepaids and deposits	(2.4)	0.0
Accounts payable and accrued liabilities	(16.5)	(39.6)
Other current liabilities	(4.1)	(11.5)
Other long-term liabilities	7.3	(1.5)
Changes in non-cash working capital:	47.5	(37.2)
INVESTING ACTIVITIES
Accounts receivable	54.1	(25.0)
Accounts payable and accrued liabilities	(12.9)	(56.6)
Changes in non-cash working capital:	41.2	(81.6)
FINANCING ACTIVITIES
Changes in non-cash working capital: Dividends payable	$ (11.2)	$ (0.3)